Note 3 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30, 2015	December 31, 2014
Laboratory equipment	$525,956	$510,106
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	654,396
Accumulated depreciation and amortization	(579,404)	(557,703)
Property and equipment, net	$90,842	$96,693

	2014	2013
Laboratory equipment	$510,106	$474,602
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	654,396	618,892
Accumulated depreciation and amortization	(557,703)	(498,665)
Property and equipment, net	$96,693	$120,227